Investments accounted for using equity method - Summarized Financial Information for Investment in Material Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of associates [line items]
Other comprehensive income, net of income tax	$ 84,203	$ 3,035	$ 115,308	$ (127,266)
Total comprehensive income for the year	5,021,470	$ 181,019	2,494,286	2,381,308
Individually Immaterial Associates [member]
Disclosure of associates [line items]
(Loss) profit for the year from continuing operations	625,733		(147,329)	(154,926)
Other comprehensive income, net of income tax	28,843		23,143	5,732
Total comprehensive income for the year	$ 654,576		$ (124,186)	$ (149,194)